     As filed with the Securities and Exchange Commission on March 17, 1997

                                                               File No. 33-81574
                                                               File No. 811-8620
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 9

                               THE MILESTONE FUNDS
                         (Formerly LEARNING ASSETS(TM))
             (Exact Name of Registrant as Specified in its Charter)

                    One Odell Plaza, Yonkers, New York 10701
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 800-941-6453

                                ----------------

                               Timothy J. Overzat
                              90 Washington Street
                            New York, New York 10286
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                           Susan Penry-Williams, Esq.
                       Kramer, Levin, Naftalis, & Frankel
                                919 Third Avenue
                            New York, New York 10019

                                ----------------

             It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant Rule 485, paragraph (b)
[ ] on [ ] pursuant to Rule 485, paragraph (b)
[x] 60 days after filing pursuant to Rule 485, paragraph (a)(i)
[ ] on [ ] pursuant to Rule 485, paragraph (a)(i)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(ii)
[ ] on [ ] pursuant to Rule 485, paragraph (a)(ii)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending November 30, 1996 was filed with the Commission on or before January 28, 1997.

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART A

Form N-1A                                    Location in Prospectus
Item No.                                           (Caption)
---------                                    ----------------------
Item 1.  Cover Page                          Cover Page

Item 2.  Synopsis                            Expenses of Investing in the
                                             Portfolio

Item 3.  Condensed Financial                 Financial Highlights
         Information

Item 4.  General Description of Registrant   Prospectus Summary; Investment
                                             Objective and Policies; Other
                                             Information

Item 5.  Management of the Fund              Prospectus Summary; Management of
                                             the Trust

Item 5A. Management's Discussion of          Not Applicable
         Fund Performance

Item 6.  Capital Stock and                   Investment Objective and Policies;
         Other Securities                    Dividends and Tax Matters; Other
                                             Information

Item 7.  Purchase of Securities              How to Invest in the Portfolio;
         Being Offered                       Other Information; Management of
                                             the Trust

Item 8.  Redemption or Repurchase            How to Invest in the Portfolio; How
                                             to Redeem Shares of the Portfolio

Item 9.  Pending Legal Proceedings           Not Applicable

                              CROSS REFERENCE SHEET
                          (as required by Rule 404 (c))

                                     PART B

                                               Location in Statement
Form N-1A                                    of Additional Information
Item No.                                             (Caption)
---------                                    -------------------------
Item 10. Cover Page                          Cover Page

Item 11. Table of Contents                   Cover Page

Item 12. General Information and History     Other Information

Item 13. Investment Objectives and Policies  Investment Policies; Investment
                                             Limitations

Item 14. Management of the Fund              Management

Item 15. Control Persons and Principal       Management; Other Information
         Holders of Securities

Item 16. Investment Advisory and Other       Management
         Services

Item 17. Brokerage Allocation                Portfolio Transactions
         and Other Practices

Item 18. Capital Stock and Other Securities  Determination of Net Asset Value

Item 19. Purchase, Redemption and Pricing    Determination of Net Asset Value;
         of Securities Being Offered         Additional Purchase and Redemptions
                                             Information

Item 20. Tax Status                          Taxation

Item 21. Underwriters                        Management

Item 22. Calculation of Performance Data     Advertising

Item 23. Financial Statements                Other Information

                               The Milestone Funds
                         Treasury Obligations Portfolio

                                     ADVISER
                       Milestone Capital Management, L.P.

                                   PROSPECTUS

                                 MARCH 31, 1997


                               INSTITUTIONAL CLASS

                               The Milestone Funds
                         Treasury Obligations Portfolio
                              Institutional Shares
                     One Odell Plaza Yonkers, New York 10701
                                 (800) 941-MILE

This Prospectus offers Institutional Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 31,1997, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
         Prospectus Summary...............................................   2
         Expenses of Investing in the Portfolio...........................   3
         Financial Highlights.............................................   4
         Investment Objective and Policies................................   5
         Risk Considerations..............................................   6
         Additional Investment Policies and Practices.....................   7
         Management of the Trust..........................................   8
         How to Invest in the Portfolio...................................  11
         How to Redeem Shares of the Portfolio............................  13
         Dividends and Tax Matters........................................  14
         Other Information................................................  15


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Institutional Shares. This prospectus offers Institutional Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Institutional Shares are designed for institutional investors as a convenient investment vehicle for short-term funds. The Portfolio also offers Investor Shares, Service Shares, Financial Shares and Premium Shares by separate prospectuses. Investor Shares, Service Shares, Financial Shares and Premium Shares are subject to different expenses that affect their performance. For information about Investor Shares, Service Shares, Financial Shares or Premium Shares, speak to your sales representative or call (800) 941-MILE. See "Other Information".

Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Odell Plaza, Yonkers, New York 10701. See "Management of the Trust".

Administration, Underwriting and Shareholder Servicing. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Bear, Stearns & Co. Inc. ("Bear Stearns"), 245 Park Avenue, New York, New York 10167, is the primary dealer of the Trust's shares and, under a separate agreement with the Adviser, services the accounts of those shareholders of the Trust who purchase their shares through Bear Stearns. Midwest Group Financial Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). To allow the Adviser to manage the

Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If MGF Service Corp. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time) and the completed purchase order by 4:15 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern
Time), and the completed redemption order by 4:00 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $10,000,000. The Trust and Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".

Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases.......................   None
         Maximum Sales Load Imposed on Reinvested Dividends............   None
         Deferred Sales Load...........................................   None
         Redemption Fees...............................................   None
         Exchange Fees.................................................   None

Annual Portfolio Operating Expenses (as a percentage of average annual net assets):

         Advisory Fees.................................................   0.10%
         12b-1 Fees....................................................   None

         Shareholder Servicing Fees....................................   0.05%*
         Other Expenses................................................   0.05%
                                                                          -----
         Total Operating Expenses......................................   0.20%



* Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses up to .10% of the average daily net assets attributable to such shares. For the current fiscal year, the Adviser has agreed to waive up to 100% of the shareholder servicing fee in order to limit the total expenses of the Institutional Shares to .20%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.



For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".

Example


You would pay the following expenses on
 a $1,000 investment in Institutional
 Shares of the Portfolio, assuming a 5%
 annual return and redemption at the end   1 Year   3 Years   5 Years   10 Years
 of each period: ........................    $2        $6       $11        $26


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following financial highlights of the Portfolio's Institutional Shares have been audited by McGladrey & Pullen, LLP, independent certified public accountants. The financial statements and independent accountant's report thereon of the Portfolio are incorporated by reference into the Statement of Additional Information.


                                                                                     For the period
                                                                For the year         June 20, 1995*
                                                                    ended                through
                                                              November 30, 1996     November 30, 1995
                                                              -----------------     -----------------
Per share operating performance for a share
     outstanding throughout the period
Beginning net asset value per share                                 $1.00                 $1.00
                                                                    -----                 -----

Net investment income                                               0.052                 0.026

Dividends from net investment income                               (0.052)               (0.026)
                                                                   -------               -------


Ending net asset value per share                                    $1.00                 $1.00
                                                                    =====                 =====

Total return                                                        5.37%               5.76%(a)

Ratios/supplemental data
Ratios to average net assets:
     Expenses (b)                                                   0.20%               0.20%(a)
     Net investment income                                          5.21%               5.69%(a)

Net assets at the end of period (000's omitted)                   $897,173              $229,159



(a)  Annualized


(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02% and 0.17%, respectively.
*    Commencement of operations


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments.

The Portfolio seeks to achieve its investment objective by investing only in:

         U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.

The Portfolio will not:

          1. Invest in structured notes or instruments commonly known as derivatives;

          2. Invest in variable, adjustable or floating rate instruments of any kind;

          3.   Enter into reverse repurchase agreements;

          4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

          5.   Invest in zero coupon bonds.


The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital

Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York in 1986 and 1987. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. In 1989, he joined Goldman Sachs' Asset Management Division ("GSAM") in portfolio management, and became a vice-president of the firm in 1993. At GSAM, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Midwest Group Financial Services, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust, and as the agent of the Trust in connection with the offering of shares of the Portfolio. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".

The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

PRIMARY DEALER

Bear, Stearns & Co. Inc. ("Bear Stearns") serves as primary dealer of the Trust's shares. Bear Stearns is a full-service securities broker-dealer and investment banking firm with global distribution capability. It is a member of all major national securities exchanges with its headquarters at 245 Park Avenue, New York, New York 10167.

Under its Primary Dealer Agreement with the Underwriter, Bear Stearns promotes and arranges for the sale of shares of the Trust. Orders for the purchase or redemption of shares of each series of the Trust are directed by Bear Stearns to the Underwriter for execution. Bear Stearns receives no compensation for its services under the Primary Dealer Agreement.

SHAREHOLDER SERVICES



The Trust has adopted a shareholder service plan under which it pays the Adviser
 .10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.


Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

The Adviser has entered into a separate Client Services Agreement with Bear Stearns under which it provides distribution assistance and various services to those shareholders of the Trust who purchase shares of the Portfolio through Bear Stearns (the "Bear Stearns Accounts"). Under the Client Services Agreement, Bear Stearns furnishes such facilities and personnel as are necessary to provide the Trust and the Bear Stearns Accounts with any information either may need about the other and to facilitate the processing of orders for the purchase or redemption of shares. For these services, the Adviser, at its own expense and from its own resources, pays Bear Stearns a fee. The Adviser may enter into similar client service agreements with other persons who provide certain shareholder services. These fees do not increase the amount of any advisory or shareholder services fees paid to the Adviser.

TRANSFER AGENT

MGF Service Corp., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO

Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, MGF Service Corp., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:15 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:15 p.m. begin the earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Transfer Agent, MGF Service Corp., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                      HOW TO REDEEM SHARES OF THE PORTFOLIO

Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of

9:00 a.m. and 6:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, MGF Service Corp., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o MGF Service Corp., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

Firm Indication of Redemption Request and  Completed Redemption   Redemption Proceeds
Approximate Size of Redemption Received    Order Received         Ordinarily            Dividends
------------------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time                  By 4:00 p.m. Eastern   Wired same Business   Not earned on the
                                           Time                   Day                   day request received

After 2:30 p.m. Eastern Time               After 4:00 p.m.        Wired next Business   Earned on day
                                           Eastern Time           Day                   request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value. The Trust will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.

                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:15 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.

The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:15 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Institutional Class and for maintaining its books and records.


Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.



Independent Public Accountant. The independent public accountant for the Trust is Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.


In addition to Institutional Shares, the Portfolio offers Investor Shares, Financial Shares, Service Shares and Premium Shares (individually, a "Class") by separate prospectuses. Each Class of shares has a different distribution arrangement. Also, to the extent one Class bears expenses different from the other Classes, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one Class have the same voting rights as shareholders of the other Classes, except that separate votes are taken by each Class of the Portfolio if the interests of one Class differ from the interests of the others. For information about Investor Shares, Financial Shares, Service Shares or Premium Shares, please call (800) 941-MILE, or ask your sales representative which Class would be a suitable investment.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.


As of November 30, 1996, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701

                                    ---------

                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                          Underwriter / Transfer Agent
           Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354

                                 Primary Dealer
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                  Legal Counsel

                        Kramer, Levin, Naftalis & Frankel

                                919 Third Avenue
                               New York, NY 10022

                          Independent Public Accountant

                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio


                                     ADVISER
                       Milestone Capital Management, L.P.


                                   ----------


                                   PROSPECTUS

                                 MARCH 31, 1997



                                 INVESTOR CLASS

                               The Milestone Funds
                         Treasury Obligations Portfolio
                                 Investor Shares
                     One Odell Plaza Yonkers, New York 10701
                                 (800) 941-MILE

This Prospectus offers Investor Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 31, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
         Prospectus Summary...........................................      2
         Expenses of Investing in the Portfolio.......................      3

         Financial Highlights.........................................      5
         Investment Objective and Policies............................      6
         Risk Considerations..........................................      7

         Additional Investment Policies and Practices.................      7


         Management of the Trust......................................      9
         How to Invest in the Portfolio...............................     12
         How to Redeem Shares of the Portfolio........................     14
         Dividends and Tax Matters....................................     15
         Other Information............................................     16


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Investor Shares. This prospectus offers Investor Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Investor Shares are designed for certain institutional and high net worth investors as a convenient investment vehicle for short-term funds. The Portfolio also offers Institutional Shares, Service Shares, Financial Shares and Premium Shares by separate prospectuses. Institutional Shares, Service Shares, Financial Shares and Premium Shares are subject to different expenses that affect their performance. For information about Institutional Shares, Service Shares, Financial Shares or Premium Shares, speak to your sales representative or call
(800) 941-MILE. See "Other Information".

Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Odell Plaza, Yonkers, New York 10701. See "Management of the Trust".

Administration, Underwriting and Shareholder Servicing. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Bear, Stearns & Co. Inc. ("Bear Stearns"), 245 Park Avenue, New York, New York 10167, is the primary dealer of the Trust's shares and, under a separate agreement with the Adviser, services the accounts of those shareholders of the Trust who purchase their shares through Bear Stearns. Midwest Group Financial Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are

open ("Fund Business Day") between
the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If MGF Service Corp. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time) and the completed purchase order by 4:15 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern
Time), and the completed redemption order by 4:00 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $1,000,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".

Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases.......................   None
         Maximum Sales Load Imposed on Reinvested Dividends............   None
         Deferred Sales Load...........................................   None
         Redemption Fees...............................................   None
         Exchange Fees.................................................   None

Annual Portfolio Operating Expenses (as a percentage of average annual net assets):

         Advisory Fees.................................................   0.10%
         12b-1 Fees....................................................   None
         Shareholder Servicing Fees....................................   0.25%

         Other Expenses................................................   0.05%

                                                                          -----

         Total Operating Expenses......................................   0.40%
                                                                          =====



For the current fiscal year, the Adviser has agreed to waive up to 100% of the shareholder servicing fee in order to limit the total expenses of the Investor Shares to 0.45%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.


For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".

Example

You would pay the following expenses on
  a $1,000 investment in Investor
  Shares of the Portfolio, assuming a 5%
  annual return and redemption at the end     1 Year  3 Years  5 Years  10 Years

  of each period: ........................      $4      $13      $23       $51


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following financial highlights of the Portfolio's Investor Shares have been audited by McGladrey & Pullen, LLP, independent certified public accountants. The financial statements and independent accountant's report thereon of the Portfolio are incorporated by reference into the Statement of Additional Information.


                                                                                              For the period
                                                                For the year                December 30, 1994*
                                                                    ended                         through
                                                              November 30, 1996              November 30, 1995
                                                              -----------------              -----------------
Per share operating performance for a share
     outstanding throughout the period

Beginning net asset value per share                                 $1.00                          $1.00
                                                                    -----                          -----


Net investment income                                               0.050                          0.051
Dividends from net investment income                               (0.050)                        (0.051)
                                                                   -------                        -------

Ending net asset value per share                                    $1.00                          $1.00
                                                                    =====                          =====

Total return                                                        5.11%                        5.71%(a)

Ratios/supplemental data
   Ratios to average net assets:
     Expenses (b)                                                   0.45%                        0.38%(a)
     Net investment income                                          4.99%                        5.63%(a)

Net assets at the end of period (000's omitted)                    $82,915                        $82,273


(a)  Annualized


(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.01% and 0.14%, respectively.
*    Commencement of operations


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments.

The Portfolio seeks to achieve its investment objective by investing only in:

         U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

         Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.

The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.


The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser.

Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York in 1986 and 1987. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. In 1989, he joined Goldman Sachs' Asset Management Division ("GSAM") in portfolio management, and became a vice-president of the firm in 1993. At GSAM, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Midwest Group Financial Services, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust, and as the agent of the Trust in connection with the offering of shares of the Portfolio. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".

The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

PRIMARY DEALER

Bear, Stearns & Co. Inc. ("Bear Stearns") serves as primary dealer of the Trust's shares. Bear Stearns is a full-service securities broker-dealer and investment banking firm with global distribution capability. It is a member of all major national securities exchanges with its headquarters at 245 Park Avenue, New York, New York 10167.

Under its Primary Dealer Agreement with the Underwriter, Bear Stearns promotes and arranges for the sale of shares of the Trust. Orders for the purchase or redemption of shares of each series of the Trust are directed by Bear Stearns to the Underwriter for execution. Bear Stearns receives no compensation for its services under the Primary Dealer Agreement.


SHAREHOLDER SERVICES

The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.

The Adviser has entered into a separate Client Services Agreement with Bear Stearns under which it provides distribution assistance and various services to those shareholders of the Trust who purchase shares of the Portfolio through Bear Stearns (the "Bear Stearns Accounts"). Under the Client Services Agreement, Bear Stearns furnishes such facilities and personnel as are necessary to provide the Trust and the Bear Stearns Accounts with any information either may need about the other and to facilitate the processing of orders for the purchase or redemption of shares. For these services, the Adviser, at its own expense and from its own resources, pays Bear Stearns a fee. The Adviser may enter into similar client service agreements with other persons who provide certain shareholder services. These fees do not increase the amount of any advisory or shareholder services fees paid to the Adviser.

TRANSFER AGENT

MGF Service Corp., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO

Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, MGF Service Corp., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:15 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:15 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.


The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Transfer Agent, MGF Service Corp., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                      HOW TO REDEEM SHARES OF THE PORTFOLIO

Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).


By Telephone. Redemption requests may be made by telephoning the Transfer Agent, MGF Service Corp., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o MGF Service Corp., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

Firm Indication of Redemption Request and         Completed Redemption   Redemption Proceeds
Approximate Size of Redemption Received           Order Received         Ordinarily            Dividends
-------------------------------------------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time                         By 4:00 p.m. Eastern   Wired same Business   Not earned on the
                                                  Time                   Day                   day request received

After 2:30 p.m. Eastern Time                      After 4:00 p.m.        Wired next Business   Earned on day
                                                  Eastern Time           Day                   request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value. The Trust will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.

                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:15 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.


The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.

The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:15 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Investor Class and for maintaining its books and records.


Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.



Independent Public Accountant. The independent public accountant for the Trust is Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.


In addition to Investor Shares, the Portfolio offers Institutional Shares, Financial Shares, Service Shares and Premium Shares (individually, a "Class") by separate prospectuses. Each Class has a different distribution arrangement. Also, to the extent one Class bears expenses different from the other Classes, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one Class have the same voting rights as shareholders of the other Classes, except that separate votes are taken by each Class of the Portfolio if the interests of one Class differ from the interests of the others. For information about Institutional Shares, Financial Shares, Service Shares or Premium Shares, please call (800) 941-MILE, or ask your sales representative which Class would be a suitable investment.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.


As of November 30, 1996, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701

                                   ----------

                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                          Underwriter / Transfer Agent
           Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354

                                 Primary Dealer
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                                  Legal Counsel

                        Kramer, Levin, Naftalis & Frankel

                                919 Third Avenue
                               New York, NY 10022

                          Independent Public Accountant

                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio



                                     ADVISER
                       Milestone Capital Management, L.P.



                                   PROSPECTUS

                                 MARCH 31, 1997



                                FINANCIAL SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio
                                Financial Shares
                     One Odell Plaza Yonkers, New York 10701
                                 (800) 941-MILE

This Prospectus offers Financial Shares of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.

     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 31, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
    Prospectus Summary..........................................       2
    Expenses of Investing in the Portfolio......................       3

    Investment Objective and Policies...........................       4
    Risk Considerations.........................................       5
    Additional Investment Policies and Practices................       5
    Management of the Trust.....................................       6
    How to Invest in the Portfolio..............................       9
    How to Redeem Shares of the Portfolio.......................      11
    Dividends and Tax Matters...................................      12
    Other Information...........................................      13


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Financial Shares. This prospectus offers Financial Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Financial Shares are designed primarily for use by large institutional investors. The Portfolio also offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus. Institutional Shares and Investor Shares are subject to different expenses that affect their performance. For further information about Institutional Shares, Investor Shares, Service Shares and Premium Shares call (800) 941-MILE. See "Other Information".


Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Odell Plaza, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Midwest Group Financial Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If MGF Service Corp. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4:15 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern Time), and the completed redemption order by 4:00 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $50,000,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".

Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases...................     None
         Maximum Sales Load Imposed on Reinvested Dividends........     None
         Deferred Sales Load.......................................     None
         Redemption Fees...........................................     None
         Exchange Fees.............................................     None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):

         Advisory Fees.............................................    0.10%

         Other Expenses............................................    0.05%

                                                                       -----
         Total Operating Expenses..................................    0.15%
                                                                       =====

Example

You would pay the following expenses on a
$1,000 investment in Financial Shares of the
Portfolio, assuming a 5% annual return and
redemption at the end of each period:       1 Year   3 Years   5 Years  10 Years

                                              $2        $5        N/A     N/A


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

     U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

     Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.


In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.  The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;

     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.


Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York in 1986 and 1987. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. In 1989, he joined Goldman Sachs' Asset Management Division ("GSAM") in portfolio management, and became a vice-president of the firm in 1993. At GSAM, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.



For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.


UNDERWRITER

Midwest Group Financial Services, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".

The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.

TRANSFER AGENT

MGF Service Corp., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO



Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern

Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, MGF Service Corp., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:15 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:15 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Transfer Agent, MGF Service Corp., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

Minimum Investment Required. The minimum initial investment in the Portfolio is $50,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                     HOW TO REDEEM SHARES OF THE PORTFOLIO

Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, MGF Service Corp., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o MGF Service Corp., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

Firm Indication of Redemption   Completed         Redemption
Request and Approximate Size    Redemption        Proceeds
of Redemption Received          Order Received    Ordinarily      Dividends

--------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time       By 4:00 p.m.      Wired same    Not earned on
                                Eastern Time      Business Day  the day request
                                                                received

After 2:30 p.m. Eastern Time    After 4:00 p.m.   Wired next    Earned on day
                                Eastern Time      Business Day  request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000,000 unless an investment is made to restore the minimum value. The Trust will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.


                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:15 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.

The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:15 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Financial Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis

& Frankel, New York, New York.


Independent Public Accountant. The independent public accountant for the Trust is Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.


In addition to Financial Shares, the Portfolio offers Institutional Shares, Investor Shares, Service Shares and Premium Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Service Shares and Premium Shares, please call (800) 941-MILE.


Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.

As of November 30, 1996, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701


                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286


                          Underwriter / Transfer Agent
           Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354


                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                          Independent Public Accountant

                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434



                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio

                                     ADVISER
                       Milestone Capital Management, L.P.

                                   PROSPECTUS

                                 MARCH 31, 1997



                                 SERVICE SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio

                                 Service Shares

                     One Odell Plaza Yonkers, New York 10701
                                 (800) 941-MILE


This Prospectus offers Service Shares of the Treasury Obligations Portfolio
(the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.


         Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 31, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


         Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
         Prospectus Summary............................................      2
         Expenses of Investing in the Portfolio........................      3

         Investment Objective and Policies.............................      4
         Risk Considerations...........................................      5
         Additional Investment Policies and Practices..................      6
         Management of the Trust.......................................      7
         How to Invest in the Portfolio................................     10
         How to Redeem Shares of the Portfolio.........................     12
         Dividends and Tax Matters.....................................     13
         Other Information.............................................     14


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Service Shares. This prospectus offers Service Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. Service Shares are designed primarily for use by banks and other financial institutions acting for themselves or in an advisory, agency, custodial, fiduciary or other similar capacity. The Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus. Institutional Shares, Investor Shares, Financial Shares and Premium Shares are subject to different expenses that affect their performance. For further information about Institutional Shares, Investor Shares, Financial Shares and Premium Shares call
(800) 941-MILE. See "Other Information".


Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Odell Plaza, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Midwest Group Financial Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If MGF Service Corp. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4:15 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern Time), and the completed redemption order by 4:00 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $500,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".


Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

         Maximum Sales Load Imposed on Purchases.......................   None
         Maximum Sales Load Imposed on Reinvested Dividends............   None
         Deferred Sales Load...........................................   None
         Redemption Fees...............................................   None
         Exchange Fees.................................................   None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):


         Advisory Fees.................................................  0.10%
         12b-1 Fees (after fee waivers)................................  0.05%*
         Shareholder Servicing Fees....................................  0.25%
         Other Expenses................................................  0.05%
                                                                         -----
         Total Operating Expenses......................................  0.45%
                                                                         =====



----------
* Under the Rule 12b-1 Plan of the Portfolio's Service Shares, the Service Shares may incur distribution expenses of up to 0.25% of the average daily net assets attributable to such Shares. For the current fiscal year, the Adviser has agreed to waive up to 100% of the 12b-1 fee in order to limit the total expenses of the Service Shares to 0.45%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.



For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".

Example


You would pay the following expenses
on a $1,000 investment in Financial
Shares of the Portfolio, assuming a
5% annual return and redemption at
the end of each period:  .  .  .  .     1 Year    3 Years

                                          $5        $14


This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

      U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.

      Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.  The Portfolio will not:

      1. Invest in structured notes or instruments commonly known as derivatives;

      2. Invest in variable, adjustable or floating rate instruments of any kind;

      3.  Enter into reverse repurchase agreements;

      4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

      5.  Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset

Management Divisions, including co-manager of Money Market Sales in New York in 1986 and 1987. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. In 1989, he joined Goldman Sachs' Asset Management Division ("GSAM") in portfolio management, and became a vice-president of the firm in 1993. At GSAM, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

ADMINISTRATOR


The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Midwest Group Financial Services, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".

The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.


DISTRIBUTION PLAN



The Trust has adopted a distribution plan for Service Shares. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Service Shares of up to .25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. Such amounts payable will be disclosed in the financial statements of the annual report to the Portfolio. If the Plan is terminated in accordance with its terms, the obligations of the Portfolio to make payments pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.



SHAREHOLDER SERVICES



The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.



Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.


TRANSFER AGENT

MGF Service Corp., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO



Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, MGF Service Corp., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:15 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:15 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into

Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

      A. Telephone the Transfer Agent, MGF Service Corp., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

      B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.


Minimum Investment Required. The minimum initial investment in the Portfolio is $500,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

                      HOW TO REDEEM SHARES OF THE PORTFOLIO

Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, MGF Service Corp., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o MGF Service Corp., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.

Firm Indication of Redemption     Completed        Redemption

Request and Approximate Size of   Redemption       Proceeds
Redemption Received               Order Received   Ordinarily     Dividends
--------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time         By 4:00 p.m.     Wired same     Not earned on
                                  Eastern Time     Business Day   the day
                                                                  request

                                                                  received

After 2:30 p.m. Eastern Time      After 4:00 p.m.  Wired next     Earned on day
                                  Eastern Time     Business Day   request
                                                                  received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value. The Trust will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.


                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:15 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.

The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:15 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Financial Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.


Independent Public Accountant. The independent public accountant for the Trust is Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.


In addition to Service Shares, the Portfolio offers Institutional Shares, Investor Shares, Financial Shares and Premium Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Financial Shares and Premium Shares, please call (800) 941-MILE.


Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.

As of November 30, 1996, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds

                                     Adviser
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701

                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                          Underwriter / Transfer Agent
           Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354

                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                          Independent Public Accountant

                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                               The Milestone Funds
                                  800-941-MILE

                               The Milestone Funds
                         Treasury Obligations Portfolio



                                     ADVISER
                       Milestone Capital Management, L.P.



                                   PROSPECTUS

                                 MARCH 31, 1997




                                 PREMIUM SHARES

                               The Milestone Funds
                         Treasury Obligations Portfolio

                                 Premium Shares

                     One Odell Plaza Yonkers, New York 10701
                                 (800) 941-MILE

This Prospectus offers Premium Shares of the Treasury Obligations Portfolio
(the "Portfolio"), a diversified, no-load money market portfolio of The Milestone Funds (the "Trust"), an open-end investment management company. The Portfolio seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. Milestone Capital Management, L.P. serves as the Portfolio's investment adviser.


     Treasury Obligations Portfolio invests only in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.


This Prospectus provides you with information about the Trust and the Portfolio which you should know before investing in shares of the Portfolio. A Statement of Additional Information, dated March 31, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (6453). This information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus.


     Investors should read and retain this Prospectus for future reference.

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value of $1.00 per share.

Shares of the Portfolio are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                  Page
                                                                  ----
      Prospectus Summary.....................................       2
      Expenses of Investing in the Portfolio.................       3

      Investment Objective and Policies......................       4
      Risk Considerations....................................       5
      Additional Investment Policies and Practices...........       5
      Management of the Trust................................       6
      How to Invest in the Portfolio.........................       9
      How to Redeem Shares of the Portfolio..................      11
      Dividends and Tax Matters..............................      12
      Other Information......................................      13


                               PROSPECTUS SUMMARY

PORTFOLIO HIGHLIGHTS


Premium Shares. This prospectus offers Premium Shares of the Treasury Obligations Portfolio. The Treasury Obligations Portfolio (the "Portfolio") is a money market fund that invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio also offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus. Institutional Shares, Investor Shares, Financial Shares and Service Shares are subject to different expenses that affect their performance. For further information about Institutional Shares and Investor Shares call (800) 941-MILE. See "Other Information".


Management. The Portfolio's investment adviser is Milestone Capital Management, L.P. (the "Adviser"), One Odell Plaza, Yonkers, New York 10701. See "Management of the Trust".

Administration and Underwriting. The administrator of the Trust is The Bank of New York, 90 Washington Street, New York, New York 10286. Midwest Group Financial Services, Inc., P. O. Box 5354, Cincinnati, Ohio 45201-5354, serves as statutory underwriter of the Trust's shares. See "Management of the Trust".

Purchases and Redemptions. Investors may purchase and redeem shares of beneficial interest in the Portfolio without any sales loads or other charges any day the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. If MGF Service Corp. (the "Transfer Agent") receives a firm indication of the approximate size of a purchase by 2:30 p.m. (Eastern Time), and the completed purchase order by 4:15 p.m., the shares purchased will earn dividends on the same day. If the Transfer Agent receives a firm indication of the approximate size of a redemption by 2:30 p.m. (Eastern Time), and the completed redemption order by 4:00 p.m., redemption proceeds will ordinarily be wired that day, and the investor will not receive that day's dividends. The minimum initial investment is $100,000. The Trust and the Transfer Agent each reserves the right to waive this minimum initial investment limitation. There is no minimum subsequent investment. See "How To Invest In The Portfolio" and "How To Redeem Shares Of The Portfolio".


Dividends. Dividends of net investment income are declared daily and paid monthly by the Portfolio and are reinvested in Portfolio shares unless the shareholder has elected cash distributions. See "Dividends and Tax Matters".

                     EXPENSES OF INVESTING IN THE PORTFOLIO

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly.

Shareholder Transaction Expenses:

    Maximum Sales Load Imposed on Purchases.......................     None
    Maximum Sales Load Imposed on Reinvested Dividends............     None
    Deferred Sales Load...........................................     None
    Redemption Fees...............................................     None
    Exchange Fees.................................................     None

Annual Portfolio Operating Expenses (as a percentage of annual average net assets):


    Advisory Fees.................................................     0.10%
    12b-1 Fees (after fee waivers)................................     0.20%*
    Shareholder Servicing Fees....................................     0.25%
    Other Expenses................................................     0.05%
                                                                       -----
    Total Operating Expenses......................................     0.60%
                                                                       =====

----------

* Under the Rule 12b-1 Plan of the Portfolio's Premium Shares, the Premium Shares may incur distribution expenses of up to 0.35% of the average daily net assets attributable to such Shares. For the current fiscal year, the Adviser has agreed to waive up to 100% of the 12b-1 fee in order to limit the total expenses of the Premium Shares to 0.65%. This voluntary limitation may be terminated at any time subject to shareholders receiving 30 days notice of such change.




For a further description of the various expenses incurred in the operation of the Portfolio, see "Management of the Trust".


Example


You would pay the following expenses on a
$1,000 investment in Financial Shares of the
Portfolio, assuming a 5% annual return and
redemption at the end of each period:     1 Year   3 Years

                                            $6       $19

This example is based on the fees listed in the table and assumes the reinvestment of dividends. The example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT POLICIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations. The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments. The Portfolio seeks to achieve its investment objective by investing only in:

     U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States Government.


     Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York which the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940 or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

Investment Restrictions.  The Portfolio will not:

     1. Invest in structured notes or instruments commonly known as derivatives;

     2. Invest in variable, adjustable or floating rate instruments of any kind;

     3.   Enter into reverse repurchase agreements;


     4. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,


     5.   Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.


                               RISK CONSIDERATIONS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government, an investment in the Portfolio is neither insured nor guaranteed by the U.S. Government or any other party. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. For a discussion of the risks associated with particular investment practices of the Portfolio, see "Additional Investment Policies and Practices".

                  ADDITIONAL INVESTMENT POLICIES AND PRACTICES

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Portfolio's additional fundamental and nonfundamental investment policies are described further below and in the Statement of Additional Information.

Borrowing. As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding.

When-Issued and Delayed Delivery Transactions. The Portfolio may purchase new issues of U.S. Treasury Obligations on a "when-issued" basis or existing issues of U.S. Treasury obligations on a "delayed delivery" basis. The Portfolio would enter into these forward commitments to obtain securities at prices that might not be available in the future. The price is fixed when the commitment is made, but the securities are delivered on a future date beyond the customary settlement time and paid for upon delivery. The Portfolio assumes the risk that the value of the securities on the delivery date may be more or less than the purchase price. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Commitments for when-issued or delayed delivery transactions will be entered into only when the Portfolio intends to acquire the securities. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest no more than 10% of its net assets in securities that at the time of purchase are illiquid, including repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Under the supervision of, and pursuant to guidelines established by, the Board, the Adviser determines and monitors the liquidity of portfolio securities. The Portfolio will not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. If a security becomes illiquid and, as a result, more than 10% of the Portfolio's net assets are invested in illiquid securities, the Adviser will take reasonable steps to reduce the Portfolio's holdings of illiquid securities to 10% or less of its net assets.

Temporary Defensive Positions. Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The business of the Trust and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the

Portfolio and the Trust. Additional information regarding the Trustees, as well as the Company's executive officers, may be found in the Statement of Additional Information under the heading "Management - Trustees and Officers".

THE ADVISER

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited partnership organized under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The General Partner of the Adviser is Milestone Capital Management Corp., a New York corporation.

Janet Tiebout Hanson is President and Chief Executive Officer of the Adviser. Ms. Hanson is also President and Chief Executive Officer of Milestone Capital Management Corp., in which she holds the controlling interest. She is a former vice-president of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York in 1986 and 1987. Ms. Hanson was responsible for developing many of the firm's key relationships with major institutional investors. In addition, she was instrumental in raising assets for Goldman Sachs Asset Management's money market and bond mutual funds. Ms. Hanson holds a BA in government from Wheaton College in Massachusetts and an MBA in finance from Columbia University.

Marc H. Pfeffer is Chief Investment Officer of the Adviser. He is primarily responsible for the day-to-day management of the Treasury Obligations Portfolio and heads the Adviser's portfolio management and research team. Before joining the Adviser, Mr. Pfeffer was with Goldman, Sachs & Co. for eight years. In 1989, he joined Goldman Sachs' Asset Management Division ("GSAM") in portfolio management, and became a vice-president of the firm in 1993. At GSAM, he was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer holds a BS in finance from the State University of New York at Buffalo and an MBA in finance from Fordham University.


For its services, the Adviser may receive a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust. Should the expenses of the Portfolio (including the fees of the Adviser but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses and other extraordinary expenses) for any fiscal year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reduce its fee or reimburse expenses by the amount of such excess.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.


ADMINISTRATOR

The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the administrator of the Trust, pursuant to an Administration Agreement with the Trust.

The services The Bank of New York provides to the Trust include: coordinating the activities of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents.

As compensation for services performed under the Administration Agreement, The Bank of New York receives a monthly fee calculated at the annual rate of .04% of the assets of the Portfolio as determined at each month end, with a maximum fee of $100,000 per annum.

UNDERWRITER

Midwest Group Financial Services, Inc. (the "Underwriter") serves as statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. See "Transfer Agent".

The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement. The Underwriter may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Underwriter may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio. Investors purchasing shares of the Portfolio through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge.


DISTRIBUTION PLAN



The Trust has adopted a distribution plan for Premium Shares. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to .35% per annum of the

Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The Plan may carry forward for an unlimited number of years any unreimbursed expenses. Such amounts payable will be disclosed in the financial statements of the annual report to the Portfolio. If the Plan is terminated in accordance with its terms, the obligations of the Portfolio to make payments pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.



SHAREHOLDER SERVICES



The Trust has adopted a shareholder service plan under which it pays the Adviser
 .25% of the average daily net assets of the Service Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Service Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.



Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.


TRANSFER AGENT

MGF Service Corp., a registered transfer agent, acts as the Trust's transfer agent and dividend disbursing agent. The Transfer Agent maintains an account for each shareholder of the Portfolio (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents, shareholder servicing agents, or processing agents, who may be affiliates of the Transfer Agent, and who agree to comply with the terms of the Transfer Agent's agreement with the Trust. Among the services provided by such agents are answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request. The Transfer Agent may pay these agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

                         HOW TO INVEST IN THE PORTFOLIO



Purchasing Shares. Shares of the Portfolio may be purchased by wire only. Shares are sold at the net asset value next determined after receipt of a purchase order in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent, MGF Service Corp., at (800) 363-7660 or call your sales representative. If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 4:15 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 4:15 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.

If the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

     A. Telephone the Transfer Agent, MGF Service Corp., toll free at (800) 363-7660 and provide the following information:

            Your name
            Address
            Telephone number
            Taxpayer ID number
            The amount being wired
            The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

     B. Instruct your bank to wire the specified amount to the Trust as follows:

            The Bank of New York, ABA # 021000018
            A/C # 8900276541
            FBO Milestone Funds Treasury Obligations Portfolio Operating Account
            Ref:  Shareholder Name and Account Number

An investor may open an account when placing an initial order by telephone, provided the investor thereafter submits an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserves the right to reject any purchase order for any reason.

Share Certificates. The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

Account Statements. Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.


Minimum Investment Required. The minimum initial investment in the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.



                      HOW TO REDEEM SHARES OF THE PORTFOLIO

Redeeming Shares. Holders of shares of the Portfolio may redeem their shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time).

By Telephone. Redemption requests may be made by telephoning the Transfer Agent, MGF Service Corp., at (800) 363-7660. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

Written Requests. Redemption requests may be made by writing to The Milestone Funds, c/o MGF Service Corp., P. O. Box 5354, Cincinnati, Ohio 45201-5354. Written requests must be in proper form. The shareholder will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

The Transfer Agent may request additional documentation to establish that a redemption request has been authorized properly. A redemption request will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent.


Firm Indication of Redemption   Completed         Redemption

Request and Approximate Size    Redemption        Proceeds
of Redemption Received          Order Received    Ordinarily      Dividends

--------------------------------------------------------------------------------
By 2:30 p.m. Eastern Time       By 4:00 p.m.      Wired same    Not earned on
                                Eastern Time      Business Day  the day request
                                                                received

After 2:30 p.m. Eastern Time    After 4:00 p.m.   Wired next    Earned on day
                                Eastern Time      Business Day  request received


Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value. The Trust will not redeem accounts that fall below this amount solely as a result of a reduction in the net asset value of the Portfolio's shares.

                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

Dividends. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 4:15 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

Capital Gains Distributions. Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that the Portfolio would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS

Tax Status of the Portfolio. The Portfolio intends to qualify and continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Portfolio will not be liable for Federal income taxes on the net investment income and capital gains distributed to its shareholders. Because the Portfolio intends to distribute all of its net investment income and net capital gains each year in accordance with the timing requirements of the Code, the Portfolio should also avoid Federal excise taxes.

Distributions. Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by Federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a further discussion. Because other Federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

                                OTHER INFORMATION

Portfolio Performance. The Portfolio may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Portfolio has earned on its investments as a percentage of the Portfolio's share price. To calculate yield, the Portfolio takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the seven-day period. The Portfolio's compounded annualized yield assumes the reinvestment of dividends paid by the Portfolio, and therefore will be somewhat higher than the annualized yield for the same period.

The Portfolio's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Portfolio may be compared to recognized indices of market performance. The comparative material found in the Portfolio's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

Determination of Net Asset Value. The net asset value per share of the Portfolio is determined at 4:15 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

Custodian and Accounting Agent. The Bank of New York, New York, New York, is custodian for the securities and cash of the Trust. The Bank of New York is also the accounting agent for the Portfolio, with responsibility for calculating the net asset value of the Financial Shares and for maintaining its books and records.

Legal Counsel. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.

Independent Public Accountant. The independent public accountant for the Trust is Deloitte & Touche, LLP, New York, New York.


The Trust, Its Shares and Classes. The Trust is registered with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on July 14, 1994. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.


In addition to Premium Shares, the Portfolio offers Institutional Shares, Investor Shares, Financial Shares and Service Shares by separate prospectus. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other. For information about Institutional Shares, Investor Shares, Financial Shares and Service Shares, please call (800) 941-MILE.


Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION - The Trust and its Shareholders" in the Statement of Additional Information.


As of November 30, 1996, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                               The Milestone Funds


                                     Adviser
                       Milestone Capital Management, L.P.
                                 One Odell Plaza
                                Yonkers, NY 10701


                            Administrator / Custodian
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286


                          Underwriter / Transfer Agent
           Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P. O. Box 5354
                            Cincinnati, OH 45201-5354


                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                          Independent Public Accountant

                             Deloitte & Touche, LLP
                           Two World Financial Center
                             New York, NY 10281-1434



                               The Milestone Funds
                                  800-941-MILE

THE MILESTONE FUNDS

Treasury Obligations Portfolio  -  Institutional and Investor Shares

One Odell Plaza
Yonkers, New York  10701
Tel. (800) 941-MILE

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1997


The Milestone Funds (the "Trust") is an open-end investment management company. This Statement of Additional Information supplements the Prospectuses which offer shares of the Institutional class and Investor class of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of the Trust, and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (941-6453).

TABLE OF CONTENTS

                                                                           Page
                                                                           ----

              1.  Investment Policies................................         2
              2.  Investment Limitations.............................         3
              3.  Advertising........................................         5
              4.  Management.........................................         7

              5.  Determination of Net Asset Value...................        13

              6.  Portfolio Transactions.............................        14
              7.  Additional Purchase and Redemption Information.....        15
              8.  Taxation...........................................        16

              9.  Other Information..................................        20


This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                             1. INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in the Prospectuses of both the Institutional and Investor classes of shares concerning the Portfolio's investments and investment techniques and the risks associated therewith.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

         "Board" shall mean the Board of Trustees of the Trust.

         "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

         "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity value.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

                            2. INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:

     (1) Invest in variable, adjustable or floating rate instruments of any kind;

     (2) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     (3) Invest in zero coupon bonds.

     (4) Invest in structured notes or instruments commonly known as derivatives.

     (5) Enter into reverse repurchase agreements.

     (6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

     (7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

     (8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

     (10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

     (12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

     (13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

     (14) Purchase securities on margin, or make short sales of securities,

except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

     (16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Portfolio may not:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

                                 3. ADVERTISING

Performance Data

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.


The current and effective seven day yields at November 30, 1996 were 5.27% and 5.40% for the Institutional Class and 5.02% and 5.14% for the Investor Class, respectively.


Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

Other Information

The Funds may include other information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (iii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (iv) information regarding the background, experience or areas of expertise of the Funds' trustees; (v) ratings assigned the Fund by ratings organizations such as Standard & Poor's Ratings Group, Moody's Investors Service, or Fitch Investors Service, Inc.; (vi) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; and, (ix) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. The Fund may also compare the Fund's operations to the operations of other funds or similar investment products. Such comparisons may refer to such aspects of operations as the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements each Fund may provide "shareholders' letters" to provide shareholders or investors an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. The Fund may also include in sales materials information regarding the Adviser including the nature of its management techniques and its status as an entity wholly owned by women.

                                  4. MANAGEMENT


Trustees and Officers

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustee deemed to be "interested person" of the Trust as defined in the 1940 Act are marked with an asterisk.

*Janet Tiebout Hanson, Chairman and President.

         President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson was Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 38 Forest Lane, Bronxville, New York 10708.

*Dort A. Cameron III, Trustee.

         Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

*John D. Gilliam, Trustee.

         Chief Financial Officer, Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1991. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021. Mr. Gilliam is currently a Limited Partner at Goldman, Sachs & Co.

Karen S. Cook, Trustee.

         Director of Client Services, Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice-President of the Board of Trustees and Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.

Anne Brown Farrell, Trustee.

         Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.

Magna L. Dodge, Trustee.

         Financial Consultant, Magna Dodge & Company, Inc. Ms. Dodge is also Vice Chairman of the Board of Trustees of Middlebury College, and Vice Chairman of the Budget and Finance Committee. She is also a member of the Board of Directors of Planned Parenthood of Westchester and Rockland, Inc. From June 1975 until June 1994, she was with Chemical Bank and Manufacturers Hanover Trust Company, New York, prior to its merger with

         Chemical. Ms. Dodge was a Managing Director in charge of the Media and Entertainment Group. Her address is 20 Wood End Lane, Bronxville, New York 10708.

*Michael Minikes, Trustee.

         Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc. Mr. Minikes is also a member of the Board of Directors of the Depository Trust Company, past chairman of the Securities Industry Association Capital Committee, a former member of the NASD District 12 Business Conduct Committee, and a former director of the Securities Industry Automation Corp.

         Mr. Minikes joined Bear Stearns in 1978. Mr. Minikes became a general partner and then a senior managing director when Bear Stearns incorporated and went public in 1986. He is a member of the Firm's Board of Directors, and Operations Committee. His address is 245 Park Avenue, New York, New York, 10167.

Philip F. Strassler, Treasurer.

         Chief Financial Officer of Milestone Capital Management, L.P., and Partner of Marcum & Kliegman LLP. Mr. Strassler was formally President of Philip F. Strassler CPA, P.C., an accounting firm. Before that, Mr. Strassler was a Limited Partner of EBD L.P., an investment partnership that is the General Partner of The Airlie Group, L.P., an investment partnership. His address is 485 Underhill Boulevard, Syosset, New York 11791.

Jeffrey R. Hanson, Secretary.

         Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hanson's address is 38 Forest Lane, Bronxville, New York 10708.

Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Michael Minikes are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.


The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 1995 to November 30, 1996.

Name of Person, Position      Aggregate          Pension or       Estimated Annual         Total
                            Compensation         Retirement         Benefits Upon      Compensation
                            From Company      Benefits Accrued       Retirement        From Company
                                               As Part of Fund                           And Fund
                                                  Expenses                            Complex Paid To
                                                                                         Directors
--------------------------------------------------------------------------------------------------------
Janet T. Hanson                           $0                   $0                 $0                 $0

Dort A. Cameron III                       $0                   $0                 $0                 $0


John D. Gilliam                       $2,000                   $0                 $0             $2,000

Karen S. Cook                         $3,000                   $0                 $0             $3,000

Anne Brown Farrell                    $2,000                   $0                 $0             $2,000

Magna L. Dodge                        $3,000                   $0                 $0             $3,000


Michael Minikes                           $0                   $0                 $0                 $0

Investment Adviser

The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Portfolio for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. In addition, the Adviser may waive up to 100% of the shareholder servicing fee of each class. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal year ended November 30, 1996 and the period December 30, 1994 (commencement of operations) to November 30, 1995, the Adviser received advisory fees of $812,214 and $100,353, reflecting waivers of $0 and $231,894, respectively.


Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses,

including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

Administrator

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New York's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.


Underwriter

Midwest Group Financial Services, Inc. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of MGF Service Corp., the Trust's transfer agent. See "Transfer Agent".

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Transfer Agent

MGF Service Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of two years with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent for the Trust are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

                       5. DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the

Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                            6. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at MGF Service Corp.'s offices located at P. O. Box 5354, 312 Walnut Street, Cincinnati, Ohio 45202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, MGF Service Corp. ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.

Additional Redemption Matters

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                   8. TAXATION

The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less that 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

Sale or Redemption of Shares

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              9. OTHER INFORMATION

Custodian and Accounting Agent

Pursuant to a Custodian Contract with the Trust, The Bank of New York, New York, New York, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

Auditors


Deloitte & Touche, LLP, New York, New York, independent auditors, acts as auditors for the Trust.


The Trust and its Shareholders

The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning AssetsO. By Certificate of Amendment filed with the Secretary of State in Delaware on

December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

Ownership Of Shares Of The Portfolio


As of February 21, 1997, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the Portfolio:

INSTITUTIONAL SHARES:


                                               Shares of                % of
                          Shareholder       Portfolio Owned         Class Owned
                          -----------       ---------------         -----------

Safeguard Securities, Inc.                  271,575,000.000            17.86
c/o CUC International

707 Summer Street
Stamford, CT  06901

Bear Stearns Securities Corp.               223,905,000.000            14.72
A/C 0552947012
One Metrotech Center North
Brooklyn, NY  11201-3859

CNA Insurance                               80,000,000.000              5.26
Trust Continental Short Term Invest
CNA Plaza 41 South


INVESTOR SHARES:


                                               Shares of                % of
                          Shareholder       Portfolio Owned         Class Owned
                          -----------       ---------------         -----------

Hare & Co.                                  89,449,299.000             47.61
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286

State Street Bank & Trust                   37,347,536.000             19.88
Agent Bear Stearns Mortgage Cap
Attn.:  Sandy L. Cody
Corporate Trust Department
Two International Place
Boston, MA  02110



Financial Statements



The audited financial statements and the reports thereon of the Trust for the fiscal year ended November 30, 1996 are incorporated herein by reference. Shareholders will receive a copy of the audited financial statements at no additional charge when requesting a copy of the Statement of Additional Information.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

                              THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                    ADVISER
                      MILESTONE CAPITAL MANAGEMENT, L.P.

                              ------------------

                                  DISTRIBUTOR
                    MIDWEST GROUP FINANCIAL SERVICES, INC.

                              ------------------

                                PRIMARY DEALER
                           BEAR, STEARNS & CO. INC.


                                 ANNUAL REPORT


                               NOVEMBER 30, 1996

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................      3

Statement of Investments..........................      4

Statement of Assets and Liabilities...............      5

Statement of Operations...........................      6

Statements of Changes in Net Assets...............      7

Financial Highlights..............................      8

Notes to Financial Statements.....................   9-10

Independent Auditor's Report......................     11

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS

NOVEMBER 30, 1996

Dear Shareholder:

We are happy to report that 1996 was a very successful year. We would like to thank both our on-going and new investors for the confidence shown in our team this past year. We greatly appreciate your business, and we look forward to working in partnership with you to achieve continued success in 1997.

The Fund's assets grew from approximately $300 million at the start of the fiscal year to nearly $1 billion by November 30, 1996. During this period, the Fund maintained a constant net asset value of $1.00 per share, met the daily liquidity needs of a diverse and growing client base, and produced consistently competitive performance results. The Fund continues to carry the highest money market fund ratings from Standard & Poor's (AAAm), Moody's (Aaa), and Fitch Investors Service (AAA).

At the outset of 1996 the economy was relatively weak, prompting the Federal Reserve to respond with a rate cut in January. The economic improvement that followed was led by consumer spending and a significant increase in investment capital, which in turn sparked payroll growth--particularly in the service sector. Current estimates of overall GDP growth for 1996 are nearly 3%. The Treasury Obligations Portfolio was structured and managed to reflect the economic transitions that took place during the year, resulting in very competitive yields for our investors. The portfolio's average maturity was shortened as the economy gained momentum, which allowed the Fund to purchase longer dated Treasury securities when market rates moved higher. While economic growth is generally expected to slow somewhat in 1997, a carry over of strong data and a possible increase in inflation could prompt the Federal Reserve to raise interest rates if necessary in the coming year. The portfolio will continue to be actively managed to reflect changing market conditions and future policy shifts. Our Portfolio Management & Research Team is available to you daily to answer any questions you have or to discuss our market outlook and investment strategy in further detail.

Looking ahead to 1997, we renew our commitment to you to provide the highest value and standard of client service available to institutional fund investors.

Sincerely,

/s/ Janet Tiebout Hanson                      /s/ Marc H. Pfeffer


JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF INVESTMENTS

NOVEMBER 30, 1996
($ in Thousands)

-------------------------------------------------------------------------------
                                                                       Value
                     Principal Amount  Interest Rate   Maturity Date  (note 1)
-------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS - 19.9%
UNITED STATES TREASURY BILLS - 14.8%
                              $20,000    5.18%-5.31%      3/06/97     $19,724
                                5,000          5.42%      4/03/97       4,907
                               32,500    5.26%-5.52%      5/29/97      31,625
                               15,000    5.26%-5.47%      6/26/97      14,539
                               27,500    5.25%-5.50%      8/21/97      26,417
                               22,500    5.21%-5.37%      9/18/97      21,542
                               12,500    5.10%-5.14%      10/16/97     11,932
                               15,000    5.11%-5.12%      11/13/97     14,260
                                                                      -------
                                                                      144,946
                                                                      -------
UNITED STATES TREASURY NOTES - 5.1%
                               40,000         6.875%       2/28/97     40,113
                               10,000         6.50%        4/30/97     10,037
                                                                      -------
                                                                       50,150
                                                                      -------
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $195,096)             195,096

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 80.2%

Barclays de Zoete Wedd Securities, Inc., dated 11/29/96, repurchase price $230,109 (U.S. Treasury Bill: $235,028, 12/12/96; market value $234,600)

                              230,000         5.70%       12/02/96    230,000

Bear, Stearns & Co. Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury Bills: $15,622, 12/19/96-1/09/97; U.S. Treasury Notes: $24,573,
5.50%-8.875%, 11/30/96-2/15/03; aggregate market value $40,838)


                               40,000         5.65%       12/02/96     40,000

Chase Securities, Inc., dated 11/29/96, repurchase price $45,022 (U.S. Treasury
Bill: $46,590, 3/13/97; market value $45,903)

                               45,000         5.80%       12/02/96      45,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/29/96, repurchase price $25,492 (U.S. Treasury Bill: $26,242, 2/06/97; market value $25,990)

                               25,480         5.65%       12/02/96      25,480

HSBC Securities, Inc., dated 11/29/96, repurchase price $45,021 (U.S. Treasury
Bill: $46,680, 3/27/97; market value $45,902)

                               45,000         5.65%       12/02/96      45,000

J.P. Morgan Securities, Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury Note: $39,993, 7.375%, 11/15/97; market value $40,803)

                               40,000         5.65%       12/02/96      40,000

Nomura Securities International, Inc., dated 11/29/96, repurchase price $45,021 (U.S. Treasury Bill: $3,932, 1/16/97; U.S. Treasury Notes: $40,461, 5.50%-8.50%,
4/15/97-7/31/01; aggregate market value $45,900)

                               45,000         5.68%       12/02/96      45,000

SBC Warburg, Inc., dated 11/29/96, repurchase price $230,109 (U.S. Treasury
Bills: $233,549, 2/27/97-11/13/97; U.S. Treasury Note: $10,295, 7.375%,
11/15/97; aggregate market value $234,712)

                              230,000         5.70%       12/02/96     230,000

Smith Barney, Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury
Note: $39,465, 6.75%, 4/30/00; market value $40,801)

                               40,000         5.65%       12/02/96      40,000

UBS Securities, L.L.C., dated 11/29/96, repurchase price $45,021 (U.S. Treasury
Bills: $46,640, 2/06/97-4/24/97; aggregate market value $45,904)

                               45,000         5.68%       12/02/96      45,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $785,480)                  785,480

--------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $980,576) - 100.1%                   980,576
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                            (488)

--------------------------------------------------------------------------------


NET ASSETS - 100.0%                                                   $980,088
--------------------------------------------------------------------------------

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 1996

ASSETS:
  Investments, at value and cost (note 1)                      $195,095,530
  Repurchase agreements, at value and cost (note 1)             785,480,000
  Cash                                                                1,179
  Interest receivable                                             1,002,914
  Deferred organization costs and prepaid expenses                  113,193
                                                               ------------
Total assets                                                    981,692,816
                                                               ------------
LIABILITIES:
  Advisory fee payable                                               84,024
  Shareholder Service fee payable-Investor Shares                    15,580
  Shareholder Service fee payable-Institutional Shares               23,752
  Dividends payable                                               1,396,407
  Accrued expenses                                                   84,816
                                                               ------------
Total liabilities                                                 1,604,579
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $ 82,915,094
  Institutional Shares                                          897,173,143
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------
SHARES OUTSTANDING
  Investor Shares                                                82,915,094
                                                               ------------
                                                               ------------
  Institutional Shares                                          897,173,143
                                                               ------------
                                                               ------------

NET ASSET VALUE PER SHARE
  Investor Shares                                                     $1.00
                                                               ------------
                                                               ------------
  Institutional Shares                                                $1.00
                                                               ------------
                                                               ------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $980,088,237
                                                               ------------
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME:
  Interest                                                      $43,992,828
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                     812,214
  Administration fees                                               116,674
  Shareholder Service fees
     Investor Shares                                                223,758
     Institutional Shares                                           358,534
  Custodian fees and expenses                                        79,039
  Registration and filing fees                                       76,453
  Publication expenses                                               71,943
  Transfer agent fees and expenses                                   66,067
  Accounting service fees                                            45,377
  Legal fees                                                         42,062
  Amortization of organization costs                                 31,197
  Reports to shareholders                                            27,513
  Audit fees                                                         18,056
  Cash management fees                                               16,227
  Insurance expense                                                  12,942
  Trustees' fees                                                     12,188
  Other expenses                                                     12,581
                                                              -------------
Total expenses                                                    2,022,825
  Fees waived (note 2)                                             (162,614)
                                                              -------------
Net expenses                                                      1,860,211
                                                              -------------
NET INVESTMENT INCOME                                            42,132,617
NET REALIZED GAIN ON INVESTMENTS                                      4,144
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  42,136,761
                                                              -------------
                                                              -------------

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                          FOR YEAR         DECEMBER 30, 1994*
                                            ENDED               THROUGH
                                      NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                      -----------------    ------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                $    42,132,617       $   12,211,882
  Net realized gain on investments               4,144                3,391
                                      -----------------    ------------------
     Net increase in net assets
       resulting from operations            42,136,761           12,215,273
                                      -----------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
     Shares                                 (4,744,317)          (5,492,911)
  Net investment income -
     Institutional Shares                  (37,388,300)          (6,718,971)
  Net realized gain on investments
     - Investor Shares                            (573)                (677)
  Net realized gain on investments
     - Institutional Shares                     (3,571)              (2,714)
                                      -----------------    ------------------
     Total distributions to
       shareholders                        (42,136,761)         (12,215,273)
                                      -----------------    ------------------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST**:
  Sale of shares - Investor Shares       1,119,656,967        1,191,429,951
  Sale of shares - Institutional
     Shares                              6,057,708,590        1,520,992,027
  Reinvested dividends - Investor
     shares                                  4,490,794            4,238,692
  Reinvested dividends -
     Institutional Shares                   23,817,018            4,032,896
  Cost of shares repurchased -
     Investor Shares                    (1,123,505,861)      (1,113,495,449)

  Cost of shares repurchased -
     Institutional Shares               (5,413,511,051)      (1,295,866,337)
                                      -----------------    ------------------
     Net increase in net assets
       from shares of beneficial
       interest                            668,656,457          311,331,780
                                      -----------------    ------------------

  Total Increase                           668,656,457          311,331,780

NET ASSETS:
  Beginning of period                      311,431,780              100,000
                                      -----------------    ------------------
  End of period                        $   980,088,237       $  311,431,780
                                      -----------------    ------------------
                                      -----------------    ------------------

 * Commencement of investment operations.

** Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                        INSTITUTIONAL                                INVESTOR
                                            SHARES                                    SHARES
                            --------------------------------------    ---------------------------------------
                                                  FOR THE PERIOD                             FOR THE PERIOD
                              FOR THE YEAR        JUNE 20, 1995*        FOR THE YEAR       DECEMBER 30, 1994*
                                  ENDED               THROUGH               ENDED               THROUGH
                            NOVEMBER 30, 1996    NOVEMBER 30, 1995    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                            -----------------    -----------------    -----------------    ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                        $1.00                $1.00                $1.00                $1.00
                            -----------------    -----------------    -----------------    ------------------
Net investment income              0.052                0.026                0.050                0.051
Dividends from net
  investment income               (0.052)              (0.026)              (0.050)              (0.051)
                            -----------------    -----------------    -----------------    ------------------
Ending net asset value
  per share                        $1.00                $1.00                $1.00                $1.00
                            -----------------    -----------------    -----------------    ------------------
                            -----------------    -----------------    -----------------    ------------------
TOTAL RETURN                        5.37%                5.76%(a)             5.11%                5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                       0.20%                0.20%(a)             0.45%                0.38%(a)
  Net investment income             5.21%                5.69%(a)             4.99%                5.63%(a)
Net assets at the end of
  period (000's omitted)          $897,173             $229,159              $82,915              $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.17%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1996

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue two classes of shares, Institutional Shares and Investor Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994 and the offering of Institutional Shares on June 20, 1995. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.


SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gain and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1996 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of both classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 1996

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.


NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.05% and 0.25% of the average daily net assets of the Institutional Shares and Investor Shares, respectively. Prior to March 1st the fee was 0.20% for the Investor Shares. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1996, the Adviser waived $6,507 of its shareholder servicing fee for the Investor Shares and $156,107 for the Institutional Shares.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

INDEPENDENT AUDITOR'S REPORT

NOVEMBER 30, 1996

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and the period from December 30, 1994 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                         McGladrey & Pullen, LLP

New York, New York
January 14, 1997

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

                                    Adviser
-------------------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                                One Odell Plaza
                               Yonkers, NY 10701

                         Underwriter / Transfer Agent
-------------------------------------------------------------------------------
          Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P.O. Box 5354
                           Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
-------------------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                                245 Park Avenue
                              New York, NY 10167

                           Administrator / Custodian
-------------------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                 Legal Counsel
-------------------------------------------------------------------------------
               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                               919 Third Avenue
                              New York, NY 10022

                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                              The Milestone Funds
                   One Odell Plaza, Yonkers, New York 10701
                                 800-941-MILE

THE MILESTONE FUNDS


Treasury Obligations Portfolio - Financial Shares, Service Shares and Premium Shares


One Odell Plaza
Yonkers, New York  10701
Tel. (800) 941-MILE

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1997



The Milestone Funds (the "Trust") is an open-end investment management company. This Statement of Additional Information supplements the Prospectuses which offer shares of the Financial Class, Service Class and Premium Class of the Treasury Obligations Portfolio (the "Portfolio"), a diversified, no-load money market portfolio of the Trust, and should be read only in conjunction with those Prospectuses, copies of which may be obtained without charge by writing to The Milestone Funds, One Odell Plaza, Yonkers, New York 10701, or by calling (800) 941-MILE (941-6453).


TABLE OF CONTENTS

                                                                          Page
                                                                          ----

              1.  Investment Policies................................        2
              2.  Investment Limitations.............................        3
              3.  Advertising........................................        5
              4.  Management.........................................        7
              5.  Determination of Net Asset Value...................       14
              6.  Portfolio Transactions.............................       14
              7.  Additional Purchase and Redemption Information.....       15

              8.  Taxation...........................................       15
              9.  Distribution Plan..................................       21
             10.  Other Information..................................       21


This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

                             1. INVESTMENT POLICIES


The following discussion is intended to supplement the disclosure in the Prospectuses of the Financial, Premium and Service Classes of shares concerning the Portfolio's investments and investment techniques and the risks associated therewith.


DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

         "Board" shall mean the Board of Trustees of the Trust.

         "U.S. Treasury obligations" shall mean securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States.

         "1940 Act" shall mean the Investment Company Act of 1940, as amended.

         "Fully Collateralized" shall mean that the value of the underlying securities used to collateralize a repurchase agreement is at least 102% of the maturity date.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio's benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction is fixed, however. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust's custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio's assets, and in most cases will be significantly less.

                            2. INVESTMENT LIMITATIONS

The Portfolio has adopted the following fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:


     (1) Invest in variable, adjustable or floating rate instruments of any kind;

     (2) Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corp. ("Freddie Mac"), or the Small Business Administration ("SBA"); or,

     (3) Invest in zero coupon bonds.

     (4) Invest in structured notes or instruments commonly known as derivatives.

     (5) Enter into reverse repurchase agreements.

     (6) With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

     (7) Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

     (8) Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     (9) Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

     (10) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

     (11) Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

     (12) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

     (13) Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

     (14) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     (15) Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

     (16) Invest in oil, gas or other mineral exploration or development programs.

The Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Portfolio may not:

     (a) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations.

     (b) Invest in or hold securities of any issuer other than the Portfolio if those Trustees and officers of the Trust or the Portfolio's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

     (c) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

                                 3. ADVERTISING

Performance Data

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the

Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Portfolio's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio's financial statements.

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

Other Information

The Funds may include other information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals; (iii) descriptions of the Funds' portfolio managers and the portfolio management staff of the Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (iv) information regarding the background, experience or areas of expertise of the Funds' trustees; (v) ratings assigned the Fund by ratings organizations such as Standard & Poor's Ratings Group, Moody's Investors Service, or Fitch Investors Service, Inc.; (vi) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; and, (ix) the net asset value, net assets or number of shareholders of a Fund as of one or more dates. The Fund may also compare the Fund's operations to the operations of other funds or similar investment products. Such comparisons may refer to such aspects of operations as the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements each Fund may provide "shareholders' letters" to provide shareholders or investors an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. The Fund may also include in sales materials information regarding the Adviser including the nature of its management techniques and its status as an entity wholly owned by women.

                                  4. MANAGEMENT

Trustees and Officers

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Trustee deemed to be "interested person" of the Trust as defined in the 1940 Act are marked with an asterisk.


*Janet Tiebout Hanson, Chairman and President.

         President and Chief Executive Officer of Milestone Capital Management, L.P., the Adviser to the Portfolio and President and Chief Executive Officer of Milestone Capital Management Corp., the general partner of the Adviser. Ms. Hanson was Managing Director of the Hanson Consulting Group, Inc., a management consulting firm, from September 1993 to May 1994. From October 1991 to August 1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co., an investment banking firm. Ms. Hanson was also with Goldman, Sachs & Co. from 1977 to 1987. During that period, she became Vice-President of Fixed Income Sales and served as co-manager of money market sales in New York. Her address is 38 Forest Lane, Bronxville, New York 10708.

*Dort A. Cameron III, Trustee.

         Chairman of the Board of Milestone Capital Management Corp. Since 1984, he has been the General Partner of BMA L.P., which is the General Partner of Investment Limited Partnership, an investment partnership. Since 1988, Mr. Cameron has been a General Partner of EBD L.P., which is the General Partner of The Airlie Group, L.P., an investment partnership. He has been Chairman of Entex Information Services, a computer resale and service corporation, since August 1993. Mr. Cameron is a Trustee and Chairman of the Finance Committee of Middlebury College. His address is Airlie Farm, Old Post Road, Bedford, New York 10506.

*John D. Gilliam, Trustee.

         Chief Financial Officer, Robert Wood Johnson Foundation, Princeton, New Jersey. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1991. From 1991 to 1994, Mr. Gilliam was Deputy Comptroller, Bureau of Asset Management, in the Office of the Comptroller for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987. His address is 700 Park Avenue, New York, New York 10021. Mr. Gilliam is currently a Limited Partner at Goldman, Sachs & Co.

Karen S. Cook, Trustee.

         Director of Client Services, Steinhardt Management Co., an investment partnership. Trustee and Chair of the Investment Committee of Wheaton College. Ms. Cook is also Vice-President of the Board of Trustees and Chair of the Development Committee of the Episcopal School in New York City. From 1989 until 1992, she was Managing Director of Alterna-Track, a professional placement and consulting firm specializing in the financial services industry. From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she became a Vice-President and senior block trader. Her address is 125 East 72nd Street, New York, New York 10021.


Anne Brown Farrell, Trustee.

         Former Vice-President, Fixed Income Division, Goldman, Sachs & Co. From 1973 through November 1994, Ms. Farrell was associated with Goldman Sachs in various capacities including Money Market Sales and Trading, and Fixed Income Administration. Her address is 34 Midwood Road, Greenwich, Connecticut 06830.

Magna L. Dodge, Trustee.

         Financial Consultant, Magna Dodge & Company, Inc. Ms. Dodge is also Vice Chairman of the Board of Trustees of Middlebury College, and Vice Chairman of the Budget and Finance Committee. She is also a member of the Board of Directors of Planned Parenthood of Westchester and Rockland, Inc. From June 1975 until June 1994, she was with Chemical Bank and Manufacturers Hanover Trust Company, New York, prior to its merger with

         Chemical. Ms. Dodge was a Managing Director in charge of the Media and Entertainment Group. Her address is 20 Wood End Lane, Bronxville, New York 10708.

*Michael Minikes, Trustee.

         Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc. Mr. Minikes is also a member of the Board of Directors of the Depository Trust Company, past chairman of the Securities Industry Association Capital Committee, a former member of the NASD District 12 Business Conduct Committee, and a former director of the Securities Industry Automation Corp.

         Mr. Minikes joined Bear Stearns in 1978. Mr. Minikes became a general partner and then a senior managing director when Bear Stearns incorporated and went public in 1986. He is a member of the Firm's Board of Directors, and Operations Committee. His address is 245 Park Avenue, New York, New York, 10167.

Philip F. Strassler, Treasurer.

         Chief Financial Officer of Milestone Capital Management, L.P., and Partner of Marcum & Kliegman LLP. Mr. Strassler was formally President of Philip F. Strassler CPA, P.C., an accounting firm. Before that, Mr. Strassler was a Limited Partner of EBD L.P., an investment partnership that is the General Partner of The Airlie Group, L.P., an investment partnership. His address is 485 Underhill Boulevard, Syosset, New York 11791.

Jeffrey R. Hanson, Secretary.


         Chief Operating Officer, Milestone Capital Management, L.P., and Managing Director of the Hanson Consulting Group, Inc. Mr. Hanson's address is 38 Forest Lane, Bronxville, New York 10708.

Janet Tiebout Hanson, Dort A. Cameron III, John D. Gilliam and Michael Minikes are interested persons of the Trust as that term is defined in the 1940 Act. Janet Tiebout Hanson and Jeffrey R. Hanson are married.


The following table sets forth the fees paid to each Trustee of the Company for the fiscal year ended November 30, 1996.

Name of Person, Position     Aggregate          Pension or       Estimated Annual         Total
                           Compensation         Retirement         Benefits Upon      Compensation
                           From Company      Benefits Accrued       Retirement        From Company
                                              As Part of Fund                           And Fund
                                                 Expenses                            Complex Paid To
                                                                                        Directors
-------------------------------------------------------------------------------------------------------
Janet T. Hanson                          $0                   $0                 $0                 $0

Dort A. Cameron III                      $0                   $0                 $0                 $0


John D. Gilliam                      $2,000                   $0                 $0             $2,000

Karen S. Cook                        $3,000                   $0                 $0             $3,000

Anne Brown Farrell                   $2,000                   $0                 $0             $2,000

Magna L. Dodge                       $3,000                   $0                 $0             $3,000


Michael Minikes                          $0                   $0                 $0                 $0

Investment Adviser

The Portfolio's investment adviser, Milestone Capital Management, L.P. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser will remain in effect with respect to the Portfolio for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may waive up to 100% of the advisory fee of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal year ended November 30, 1996 and the period December 30, 1994 (commencement of operations) to November 30, 1995, the Adviser received advisory fees of $812,214 and $100,353, reflecting waivers of $0 and $231,894, respectively.


Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust's manager, investment adviser, investment subadviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; Securities and Exchange Commission registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

Administrator

The Bank of New York acts as administrator to the Trust pursuant to an Administration Agreement with the Trust. As administrator, The Bank of New York provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio's shareholders or by either party on not more than 60 days' written notice. The Administration Agreement also provides that The Bank of New York shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of The Bank of New York's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

Underwriter

Midwest Group Financial Services, Inc. (the "Underwriter") serves as the Trust's statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement. The

Underwriting Agreement will continue in effect for two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation under the Underwriting Agreement and is under no obligation to sell any specific amount of Portfolio shares. The Underwriter is an affiliate of MGF Service Corp., the Trust's transfer agent. See "Transfer Agent".

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days' written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Transfer Agent


MGF Service Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will remain in effect for a period of eighteen months with respect to the Portfolio and thereafter is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent

                       5. DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the Securities and Exchange Commission, the Board has established procedures to stabilize the Portfolio's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling Portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio's quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

                            6. PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at P. O. Box 5354, 312 Walnut Street, Cincinnati, Ohio 45202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
Time). The Trust does not determine net asset value, and does not accept orders, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received. In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt. Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day. If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day. In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit as otherwise permitted by the Securities and Exchange Commission.

Additional Redemption Matters

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Portfolio's shares as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio's net asset value, whichever is less, during any 90-day period.

                                   8. TAXATION

The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less that 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation.


Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".

Sale or Redemption of Shares

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders


Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.



                              9. DISTRIBUTION PLAN



The Trust has adopted a distribution plan for the Premium Shares. This Plan provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to .35% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.



In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Premium Shares of the Portfolio and its shareholders. The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio's outstanding voting Premium Shares or by the Board of Trustees and
(b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.



The Trust has adopted a distribution plan for the Service Shares. This Plan provides that the Portfolio may incur distribution expenses related to the sale of Service Shares of up to .25% per annum of the Portfolio's average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.



In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not "interested persons", as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Service Shares of the Portfolio and its shareholders. the Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio's outstanding voting Service Shares or by the Board of Trustees and
(b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.



                              10. OTHER INFORMATION


Custodian and Accounting Agent

Pursuant to a Custodian Contract with the Trust, The Bank of New York, New York, New York, acts as the custodian of the Portfolio's assets. The custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust. As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust's books and records.

Auditors

Deloitte & Touche, LLP, New York, New York, independent auditors, acts as auditors for the Trust.

The Trust and its Shareholders


The Trust was originally organized as a Delaware business trust on July 14, 1994, under the name Learning Assets(TM). By Certificate of Amendment filed with the Secretary of State in Delaware on December 1, 1994, and amendment to its Trust Instrument and Bylaws, the Trust changed its name to The Milestone Funds.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust

Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the

Trust's registration statement.

Ownership Of Shares Of The Portfolio


As of February 21, 1997, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record more than five percent of the Portfolio:


INSTITUTIONAL SHARES:


                                                Shares of               % of
                          Shareholder        Portfolio Owned        Class Owned
                          -----------        ---------------        -----------

Safeguard Securities, Inc.                   271,575,000.000           17.86
c/o CUC International
707 Summer Street
Stamford, CT  06901

Bear Stearns Securities Corp.                223,905,000.000           14.72
A/C 0552947012
One Metrotech Center North
Brooklyn, NY  11201-3859

CNA Insurance                                80,000,000.000             5.26
Trust Continental Short Term Invest
CNA Plaza 41 South

INVESTOR SHARES:


                                                Shares of               % of
                          Shareholder        Portfolio Owned        Class Owned
                          -----------        ---------------        -----------

Hare & Co.                                   89,449,299.000            47.61
c/o Bank of New York
Attn.:  P. Madden
STIF-Master Note Department
One Wall Street, Second Floor
New York, NY  10286

State Street Bank & Trust                    37,347,536.000            19.88
Agent Bear Stearns Mortgage Cap
Attn.:  Sandy L. Cody
Corporate Trust Department
Two International Place
Boston, MA  02110




Financial Statements


The audited financial statements and the reports thereon of the Trust for the fiscal year ended November 30, 1996 are incorporated herein by reference. Shareholders will receive a copy of the audited financial statements at no additional charge when requesting a copy of the Statement of Additional Information.

                          Rule 12b-1 Distribution Plan

                      PLAN FOR PAYMENT OF CERTAIN EXPENSES
                  FOR DISTRIBUTION OR SHAREHOLDER SERVICING
                          ASSISTANCE OF SERVICE SHARES



            A Plan (the "Plan") pertaining to the Service Shares of Treasury Obligations Portfolio (the "Fund"), a series of The Milestone Funds, a Delaware business trust (the "Trust") and an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), adopted pursuant to Section 12(b) of the Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1").



            1. Principal Underwriter. Midwest Group Financial Services, Inc. ("the Distributor"), acts as the principal underwriter of the Fund's Service Shares pursuant to a Distribution Agreement with the Trust. Milestone Capital Management L.P. (the "Investment Advisor"), acts as the Fund's investment adviser pursuant to an Investment Advisory Agreement with the Trust.



            2. Distribution Payments. (a) The Fund either directly or through the Investment Advisor, may make payments periodically (i) to the Distributor or to any broker-dealer (a "Broker") who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc. and who has entered into a selected dealer agreement with the Distributor, (ii) to other persons or organizations ("Servicing Agents") who have entered into shareholder processing and service agreements with the Trust on behalf of the Fund, the Investment Advisor or the Distributor, regarding Service Shares of the Fund owned by shareholders for which such broker is the dealer or holder of record or such servicing agent has a servicing relationship, or (iii) for expenses associated with distribution of Fund Service Shares, including the compensation of the sales personnel of the Distributor.

            (a) The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor and the Investment Advisor, subject to approval by the Board of Trustees of the Trust.


            (b) Payments may also be made for any advertising and promotional expenses relating to selling efforts, including but not limited to the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of Service Shares of the Fund; costs of preparing and distributing any other supplemental sales literature; costs of radio, television, newspaper and other advertising; telecommunications expenses, including the cost of telephones, telephone lines and other communications equipment, incurred by or for the Distributor in carrying out its obligations under the Distribution Agreement.



            (c) The aggregate amount of all payments by the Fund in any fiscal year, to the Distributor, Brokers, Servicing Agents and for advertising and promotional expenses pursuant to paragraphs (a), (b), (c) of this Section 2 shall not exceed 0.25% of the average daily net asset value attributable to Service Shares of the Fund on an annual basis for such fiscal year, or such lesser amounts as determined appropriate. The Plan will only make payments for expenses actually incurred on a first-in, first-out basis. The amount of expenses incurred in any year may not exceed the rate of reimbursement set forth in the Plan. The unreimbursed amounts may be recovered through future payments under the Plan. Carry-over amounts are not limited in the number of years they may be carried forward. If the Plan is terminated in accordance with its terms, the obligations of the Fund to make payments pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

            2. Reports. Quarterly, in each year that this Plan remains in effect, the Trust's Principal Financial Officer shall prepare and furnish to the Board of Trustees of the Trust a written report, complying with the requirements of Rule 12b-l, setting forth the amounts expended by the Fund under the Plan and purposes for which such expenditures were made.


            3. Approval of Plan. This Plan shall become effective upon approval of the Plan, the form of Selected Dealer Agreement and the form of Shareholder Servicing Agreement, by the majority votes of both (a) the Board of Trustees and the Qualified Trustees (as defined in Section 6), cast in person at a meeting called for the purpose of voting on the Plan and (b) the outstanding voting Service securities of the Fund, as defined in Section 2(a)(42) of the Act.



            4. Term. This Plan shall remain in effect for one year from its adoption date and may be continued thereafter if this Plan and all related agreements are approved at least annually by a majority vote of the Trustees, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such Plan and agreements. This Plan may not be amended in order to increase materially the amount to be spent for distribution assistance without Service shareholder approval in accordance with
Section 4 hereof. All material amendments to this Plan must be approved by a vote of the Board of Trustees, and of the Qualified Trustees (as hereinafter defined), cast in person at a meeting called for the purpose of voting thereon.


            5. Termination. This Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons (as defined in section 2(a)(19) of the Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Qualified Trustees") or by vote of a majority of the outstanding voting Service securities of the Fund, as defined in section 2(a)(42) of the Act.


            6. Nomination of "Disinterested" Trustees. While this Plan shall be in effect, the selection and nomination of the "disinterested" Trustees of the Trust shall be committed to the discretion of the Qualified Trustees then in office.

            7. Miscellaneous. (a) Any termination or noncontinuance of (i) a Selected Dealer Agreement between the Distributor and a particular Broker or
(ii) a Shareholder Servicing Agreement between the Investment Advisor or the Trust on behalf of the Fund and a particular person or organization; shall have no effect on any similar agreements between Brokers or other persons and the Fund, the Investment Advisor or the Distributor pursuant to this Plan.

            (a) Neither the Distributor, the Investment Advisor nor the Fund shall be under any obligation because of this Plan to execute any Selected Dealer Agreement with any Broker or any Shareholder Servicing Agreement with any person or organization.

            (b) All agreements with any person or organization relating to the implementation of this Plan shall be in writing and any agreement related to this Plan shall be subject to termination, without penalty, pursuant to the provisions of Section 6 hereof.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements.

             Included in the Prospectus (Part A):

                  None

             Included in the Statement of Additional Information (Part B):

                  Audited Statement of Investments; Statement of Changes in Net Assets; Statement of Assets and Liabilities; and Statement of Operations for the period ended November 30, 1996; Notes to Financial Statements; Report of Independent Auditors.

         (b) Exhibits:

               EX-99.B1.      Copy of Trust Instrument dated July 14, 1994, as
                              amended and restated December 1, 1994 (filed as Exhibit 1 to Pre-effective Amendment No. 3 dated
                              December 5, 1994 ("Pre-effective 3"), to
                              Registrant's Registration Statement on Form N-1A filed on July 14, 1994 (File No. 33-81574)
                              ("Registration Statement") and incorporated herein by reference).*

               EX-99.B2.      Copy of Bylaws dated July 14, 1994, as amended and
                              restated December 1, 1994 (filed as Exhibit 2 to
                              Pre-effective 3 and incorporated herein by reference).*

               EX-99.B3.      Inapplicable.

               EX-99.B4.      Inapplicable.

               EX-99.B5.      Form of Investment Advisory Agreement to be
                              between Registrant and Milestone Capital
                              Management L.P.*

               EX-99.B6.  (a) Revised Form of Distribution Agreement to be
                              between Registrant and Forum Financial Services, Inc. (filed as Exhibit 6(a) to Pre-effective Amendment No. 1, dated September 16, 1994 ("Pre-effective 1"), to Registrant's Registration Statement and incorporated herein by reference).*

                          (b) Form of Co-distribution Agreement to be between
                              Registrant and Bear, Stearns & Co. Inc. (filed as
                              Exhibit 6(b) to Pre-effective Amendment No. 2 to Registrant's Registration Statement
                              ("Pre-effective 2") and incorporated herein by reference).*

                          (c) Form of Primary Dealer Agreement to be between
                              Forum Financial Services, Inc. and Bear, Stearns & Co. Inc.*

                          (d) Form of Underwriting  Agreement to be between
                              Registrant and Fund/Plan Broker Services, Inc. (filed as Exhibit 6(d) to Post-Effective Amendment No. 3 dated February 23, 1996 ("Post-Effective 3"), to Registrant's Registration Statement and incorporated herein by reference).*

                          (e) Form of Underwriting Agreement to be between
                              Registrant and Midwest Group Financial Services, Inc. (filed as Exhibit 6(e) to Post-Effective Amendment No. 4 dated April 30, 1996, 1996 ("Post-Effective 4"), to Registrant's Registration Statement and incorporated by reference).*

                          (f) Form of Selected Dealer Agreement to be between
                              Midwest Group Financial Services, Inc. and selected dealers (filed as Exhibit 6(f) to Post-Effective 4 and incorporated herein by reference).

               EX-99.B7.      Inapplicable.

               EX-99.B8.  (a) Form of Custodian Agreement (filed as Exhibit 8 to
                              Pre-effective 2 and incorporated herein by reference).*

                          (b) Form of Custodian Agreement to be between
                              Registrant and The Bank of New York (filed as
                              Exhibit 8(b) to Post-Effective 3 and incorporated herein by reference).*

               EX-99.B9.  (a) Revised Form of Administration Agreement to be
                              between Registrant and Forum Financial Services, Inc. (filed as Exhibit 9(a) to Pre-effective 1 and incorporated herein by reference).*

                          (b) Revised Form of Transfer Agency Agreement to be
                              between Registrant and Forum Financial Corp.
                              (filed as Exhibit 9(b) to Pre-effective 1 and incorporated herein by reference).*

                          (c) Revised Form of Fund Accounting Agreement with
                              Forum Financial Corp. (filed as Exhibit 9(c) to Pre-effective 1 and incorporated herein by reference).*

                          (d) Form of Client Services Agreement to be between
                              Milestone Capital Management, L.P. and Bear,
                              Stearns & Co. Inc. (filed as Exhibit 9(d) to
                              Pre-effective 2 and incorporated herein by reference).*

                          (e) Form of Administration Agreement to be between
                              Registrant and The Bank of New York (filed as
                              Exhibit 9(e) to Post-Effective 3 and incorporated herein by reference).*

                          (f) Form of Transfer Agency Agreement to be between
                              Registrant and Fund/Plan Services, Inc. (filed as
                              Exhibit 9(f) to Post-Effective 3 and incorporated herein by reference).*

                          (g) Form of Accounting Agreement to be between
                              Registrant and The Bank of New York (filed as
                              Exhibit 9(g) to Post-Effective 3 and incorporated herein by reference).*

                          (h) Form of Cash Management Agreement to be between
                              Registrant and The Bank of New York (filed as
                              Exhibit 9(h) to Post-Effective 3 and incorporated herein by reference).*

                          (i) Form of Transfer, Dividend Disbursing, Shareholder
                              Service and Plan Agency Agreement to be between the Registrant and MGF Service Corp. (filed as
                              Exhibit 9(i) to Post-Effective 4 and incorporated herein by reference).

               EX-99.B10.     Opinion of Counsel, Kramer, Levin, Naftalis,
                              Nessen, Kamin & Frankel (filed as Exhibit 10 to
                              Pre-effective 3 and incorporated herein by reference).*

               EX-99.B11. (a) Consent of Independent Auditors, McGladrey &
                              Pullen (filed herewith).

                          (b) Consent of Legal Counsel, Kramer Levin Naftalis &
                              Frankel (filed herewith).

               EX-99.B12.     Inapplicable.

               EX-99.B13.     Investment Representation letter (filed as Exhibit
                              13 to Pre-effective 3 and incorporated herein by reference).*

               EX-99.B14.     Inapplicable.

               EX-99.B15. (a) Rule 12b-1 Plan for the Service Shares of the
                              Registrant.

                          (b) Rule 12b-1 Plan for the Premium Shares of the
                              Registrant (filed herewith).

               EX-99.B16.     Inapplicable.

               EX-27.B17. (a) Financial Data Schedule - Treasury Obligations
                              Portfolio - Institutional Shares (filed herewith).

                          (b) Financial Data Schedule - Treasury Obligations
                              Portfolio - Investor Shares (filed herewith).

               EX-99.B18.     Multiclass Plan adopted June 14, 1995 pursuant to
                              Rule 18f-3 under the 1940 Act.*

             Other Exhibits:

               EX-99.B(A)     Power of Attorney, Janet Tiebout Hanson, Chairman
                              and President (filed as Exhibit A to Pre-effective
                              2 and incorporated herein by reference).*

               EX-99.B(B)     Power of Attorney, Dort A. Cameron III, Trustee
                              (filed as Exhibit B to Pre-effective 2 and incorporated herein by reference).*

               EX-99.B(C)     Inapplicable.

               EX-99.B(D)     Power of Attorney, Karen S. Cook, Trustee (filed
                              as Exhibit D to Pre-effective 3 and incorporated herein by reference).*

               EX-99.B(E)     Power of Attorney, Anne Brown Farrell, Trustee
                              (filed as Exhibit E to Pre-effective 3 and incorporated herein by reference).*

               EX-99.B(F)     Power of Attorney, John D. Gilliam, Trustee (filed
                              as Exhibit F to Pre-effective 3 and incorporated herein by reference).*

               EX-99.B(G)     Power of Attorney, Magna L. Dodge, Trustee.*

               * Previously filed.

Item 25. Persons Controlled by or Under Common Control with Registrant.

                  None.

Item 26. Number of Holders of Securities as of February 21, 1997.

                  Title of Class of Shares
                  of Beneficial Interest                   Number of Holders
                  ------------------------                 -----------------
                  The Milestone Funds
                  Treasury Obligations Portfolio
                       Institutional Shares                       115
                       Investor Shares                            110
                       Financial Shares                             0

Item 27. Indemnification.

         Section 10.01 of the Registrant's Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section 10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties under the Trust Instrument.

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, Section 10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for Section 10.02.

         The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers.

         The description of Milestone Capital Management L.P. under the caption "Management of the Trust The Adviser" and "Management - Investment Adviser" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The address of Milestone Capital Management L.P. is One Odell Plaza, Yonkers, New York 10701. The General Partner of Milestone Capital Management L.P. is Milestone Capital Management Corp. The principal shareholder of Milestone Capital Management Corp. is Janet Tiebout Hanson. The following are the partners and executive officers of Milestone Capital Management L.P., including any business connections of a substantial nature which they have had in the past two years.

         Janet Tiebout Hanson, President, Chief Executive Officer, and Chief
           Investment Officer

              President and Chief Executive Officer of Milestone Capital Management Corp., One Odell Plaza, Yonkers, New York 10701. From September 1993 to May 1994, Ms. Hanson was Managing Director of the Hanson Consulting Group, Ltd., 38 Forest Lane, Bronxville, New York 10708. From October 1991 to August 1993, she was Vice

              President of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.

         Elizabeth C. Cameron, Limited Partner

              Laboratory Assistant, New York Medical Hospital Medical Genetics Laboratory. From May 1968 to June 1970, Ms. Cameron was a banker with State Street Bank & Trust.

         Sarah Brooke Cameron, Limited Partner

              Film Maker, Brilliant Mistakes Production, 42 Bond St., 6th Floor, New York, New York 10012. From November 1993 to July 1995, Ms. Cameron was a film maker for 2637 Cinema LLC, 7 East 85th Street, New York, New York 10028. From May 1993 to November 1993, Ms. Cameron was a film maker for Waynes World, 555 Melrose Avenue, Hollywood, California 90038. From September 1992 to March 1993, Ms. Cameron was a film maker for CIC Video UK, London, England.

         Eliza Lindsay Cameron, Limited Partner

              Student, Rippowam Cisqua School, Bedford, New York 10506.

         Jeffrey R. Hanson, Chief Operating Officer

              Managing Director of the Hanson Consulting Group, 38 Forest Lane, Bronxville, New York 10708.

         Michael Minikes, Trustee

              Senior Managing Director and Treasurer of The Bear Stearns Companies, Inc., 245 Park Avenue, New York, New York, 10167.

         Philip F. Strassler, Chief Financial Officer

              President of Philip F. Strassler CPA, P.C., an accounting firm, located at 305 Northern Blvd., Suite 202, Great Neck, New York, 11021.

         Marc H. Pfeffer, Chief Investment Officer

              Senior Portfolio Manager, Milestone Capital Management, L.P. From 1993 to December 1994, Mr. Pfeffer was a vice-president in the Asset Management Division of Goldman Sachs & Co., 85 Broad Street, New York, New York 10004.

Item 29. Principal Underwriters.

         (a) Midwest Group Financial Services, Inc., the Registrant's underwriter, serves as underwriter to the Registrant.

         (b) Not applicable.


         (c) Not applicable.

Item 30. Location of Books and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") and the Rules thereunder are maintained at the offices of The Bank of New York, 90 Washington Street, New York, New York 10286. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Other Information - Custodian" in Part B to this Registration Statement.

Item 31. Management Services.

              Inapplicable.

Item 32. Undertakings.

         Registrant undertakes to:

         (i) contain in its Trust Instrument or Bylaws provisions for assisting shareholder communications and for the removal of trustees substantially similar to those provided for in Section 16(c) of the 1940 Act, except to the extent such provisions are mandatory or prohibited under applicable Delaware law;

         (ii) furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 17th day of March, 1997

                                       THE MILESTONE FUNDS

                                       By: /s/ Janet Tiebout Hanson
                                           Janet Tiebout Hanson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons on the 17th day of March, 1997.

   Name                          Title             Date
   ----                          -----             ----
/s/ Philip F. Strassler          Treasurer         3/17/97
(Philip F. Strassler)

/s/ Dort A. Cameron III          Trustee           3/17/97
(Dort A. Cameron III)

/s/ Michael Minikes              Trustee           3/17/97
(Michael Minikes)

/s/ Karen S. Cook                Trustee           3/17/97
(Karen S. Cook)

/s/ Anne Brown Farrell           Trustee           3/17/97
(Anne Brown Farrell)

/s/ John D. Gilliam              Trustee           3/17/97
(John D. Gilliam)

/s/ Magna L. Dodge               Trustee           3/17/97
(Magna L. Dodge)

/s/ Jeffrey R. Hanson            Secretary         3/17/97
(Jeffrey R. Hanson)

                                Index to Exhibits

Exhibit
-------
EX-99.B11(a)   Consent of Independent Auditors, McGladrey & Pullen.

EX-99.B11(b)   Consent of Legal Counsel, Kramer, Levin, Naftalis & Frankel.

EX-99.B15(a)   12b-1 Plan Service Shares.

EX-99.B15(b)   12b-1 Plan Premium Shares.

EX-27(a) Financial Data Schedule - Treasury Obligations Portfolio - Institutional Shares.

EX-27(b) Financial Data Schedule - Treasury Obligations Portfolio - Investor Shares.